Other Financial Liabilities	12 Months Ended
Dec. 31, 2025
OTHER FINANCIAL LIABILITIES
Other Financial Liabilities

20.  OTHER FINANCIAL LIABILITIES.

The balance of other financial liabilities as of December 31, 2025, December 31, 2024, and January 1, 2024, is as follows:

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
Other financial liabilities	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing borrowings	259,461	61,447	618,183	2,161,366	2,377,162	2,163,402
Hedging derivatives (*)	62,621	22,542	82,991	8,962	5,234	7,923
Non-hedging derivatives (**)	—	14	1	—	—	—
Total	322,082	84,003	701,175	2,170,328	2,382,396	2,171,325

(*)  See Note 23.2.a

(**) See Note 23.2.b

20.1 Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2025, December 31, 2024, and January 1, 2024, are as follows:

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Secured bank loans	46,345	4,026	3,090	721,022	764,242	494,000
Unsecured bank loans	150,624	694	151,071	—	150,000	150,000
Unsecured obligations with the public	62,492	56,727	464,022	1,440,344	1,462,920	1,519,402
Total	259,461	61,447	618,183	2,161,366	2,377,162	2,163,402

Bank borrowings by currency and contractual maturity as of December 31, 2025, December 31, 2024, and January 1, 2024, is as follows:

-	Summary of bank borrowings by currency and maturity

					12-31-2025
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Unsecured / Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.25%	4.74%	Yes	793	45,552	46,345	55,968	57,540	59,188	60,917	487,409	721,022
Chile	CLP	6.20%	6.20%	No	6	-	6	-	-	-	-	-	-
Chile	US$	5.27%	5.27%	No	3	150,615	150,618	—	—	—	—	—	—
				Total	802	196,167	196,969	55,968	57,540	59,188	60,917	487,409	721,022

					12-31-2024
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Unsecured / Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.25%	4.98%	Yes	928	3,098	4,026	42,455	55,968	57,540	59,188	549,091	764,242
Chile	US$	5.91%	5.91%	No	4	690	694	150,000	-	-	-	-	150,000

				Total	932	3,788	4,720	192,455	55,968	57,540	59,188	549,091	914,242

					01-01-2024
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Unsecured / Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	4.89%	4.89%	Yes	-	3,090	3,090	-	24,500	37,109	37,731	394,660	494,000
Chile	US$	6.51%	6.51%	No	336	150,735	151,071	-	150,000	-	-	-	150,000

				Total	336	153,825	154,161	-	174,500	37,109	37,731	394,660	644,000

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2025 is ThUS$921,001 (ThUS$906,146 and ThUS$775,549 as of December 31, 2024 and January 1, 2024, respectively). The borrowings have been categorized as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 4.h).

-	Individualization of Bank Loans by Borrower

											12-31-2025
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThUS$	More than 90 days ThUS$	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non-Current ThUS$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.018.000-1	Banco Scotiabank (Overdraft facility)	Chile	CLP	6.20%	6.20%	Upon expiration	No	6	—	6	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	5.27%	5.27%	Upon expiration	No	—	150,615	150,615	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.89%	4.89%	Annual	Yes	—	21,719	21,719	32,135	33,707	35,355	37,084	337,099	475,380
76.536.353-5	Enel Chile S.A.	Chile	Foreign	CitiBank N.A. London Branch	USA	US$	5.90%	4.46%	Biannual	Yes	793	23,833	24,626	23,833	23,833	23,833	23,833	150,310	245,642
76.536.353-5	Enel Chile S.A.	Chile	Foreign	CAF_VE (Commitment fee)	Venezuela	US$	0.50%	0.50%	Upon expiration	No	3	—	3	—	—	—	—	—	—

					Total						802	196,167	196,969	55,968	57,540	59,188	60,917	487,409	721,022

											12-31-2024
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThUS$	More than 90 days ThUS$	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non-Current ThUS$
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	5.91%	5.91%	Upon expiration	No	—	690	690	150,000	—	—	—	—	150,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.89%	4.89%	Annual	Yes	—	3,098	3,098	18,621	32,135	33,706	35,355	374,183	494,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	CitiBank N.A. London Branch	USA	US$	5.90%	5.15%	Biannual	Yes	928	—	928	23,834	23,833	23,834	23,833	174,908	270,242
76.536.353-5	Enel Chile S.A.	Chile	Foreign	DNB Bank ASA (Commitment fee)	Norway	US$	0.30%	0.30%	Upon expiration	No	1	—	1	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	CAF_VE (Commitment fee)	Venezuela	US$	0.50%	0.50%	Upon expiration	No	3	—	3	—	—	—	—	—	—

					Total						932	3,788	4,720	192,455	55,968	57,540	59,188	549,091	914,242

											01-01-2024
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThUS$	More than 90 days ThUS$	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non-Current ThUS$
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	5.71%	5.71%	Upon expiration	No	—	49,963	49,963	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	6.86%	6.86%	Upon expiration	No	—	772	772	—	150,000	—	—	—	150,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.89%	4.89%	Annual	Yes	—	3,090	3,090	—	24,500	37,109	37,731	394,660	494,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Banco Bilbao Vizcaya Argentaria S.A. NY Branch	USA	US$	6.37%	6.37%	Upon expiration	No	318	75,000	75,318	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Mizuho Bank LTD.	USA	US$	6.37%	6.37%	Upon expiration	No	—	25,000	25,000	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	SMBC (Commitment fee)	USA	US$	0.32%	0.32%	Upon expiration	No	18	—	18	—	—	—	—	—	—

					Total						336	153,825	154,161	—	174,500	37,109	37,731	394,660	644,000

(1)See Note 35.2

20.2 Unsecured liabilities

The detail of unsecured liabilities by currency and maturity as of December 31, 2025, December 31, 2024, and January 1, 2024, are as follows:

-	Summary of Unsecured liabilities by currency and maturity

					12-31-2025
					Maturity			Maturity
		Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.98%	5.59%	No	10,283	2,573	12,856	205,753	992,043	—	—	104,867	1,302,663
Chile	UF	5.20%	4.97%	No	-	49,636	49,636	48,923	49,270	39,488	-	-	137,681

				Total	10,283	52,209	62,492	254,676	1,041,313	39,488	—	104,867	1,440,344

					12-31-2024
					Maturity			Maturity
		Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.98%	5.58%	No	10,284	2,573	12,857	—	205,643	989,130	—	104,839	1,299,612
Chile	UF	5.21%	4.97%	No	-	43,870	43,870	43,067	43,067	42,622	34,552	-	163,308

				Total	10,284	46,443	56,727	43,067	248,710	1,031,752	34,552	104,839	1,462,920

					01-01-2024
					Maturity			Maturity
		Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.67%	5.27%	No	10,284	405,818	416,102	—	—	205,495	986,360	103,947	1,295,802
Chile	UF	5.22%	4.98%	No	-	47,920	47,920	46,855	46,855	46,855	45,686	37,349	223,600

				Total	10,284	453,738	464,022	46,855	46,855	252,350	1,032,046	141,296	1,519,402

-	Individual identification of Unsecured liabilities by debtor

											12-31-2025
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThUS$	More than 90 days	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non-Current ThUS$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First Issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	6,755	—	6,755	205,753	—	—	—	—	205,753
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First Issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	2,160	—	2,160	—	—	—	—	69,849	69,849
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First Issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,368	—	1,368	—	—	—	—	35,018	35,018
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H (1)	Chile	UF	7.17%	6.20%	Biannual	No	—	9,489	9,489	9,109	9,456	—	—	—	18,565
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M (1)	Chile	UF	4.85%	4.75%	Biannual	No	—	40,147	40,147	39,814	39,814	39,488	—	—	119,116
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No		2,573	2,573		992,043	—	—	—	992,043
								Total			10,283	52,209	62,492	254,676	1,041,313	39,488	—	104,867	1,440,344

											12-31-2024
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThUS$	More than 90 days	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non-Current ThUS$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First Issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	6,756	—	6,756	—	205,643	—	—	—	205,643
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First Issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	2,160	—	2,160	—	—	—	—	69,823	69,823
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First Issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,368	—	1,368	—	—	—	—	35,016	35,016
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H (1)	Chile	UF	7.17%	6.20%	Biannual	No	—	8,456	8,456	8,019	8,019	7,573	—	—	23,611
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M (1)	Chile	UF	4.85%	4.75%	Biannual	No	—	35,414	35,414	35,048	35,048	35,049	34,552	—	139,697
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,573	2,573	—	—	989,130	—	—	989,130
								Total			10,284	46,443	56,727	43,067	248,710	1,031,752	34,552	104,839	1,462,920

											01-01-2024
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThUS$	More than 90 days	Total Current ThUS$	One to two years ThUS$	Two to three years ThUS$	Three to four years ThUS$	Four to five years ThUS$	More than five years ThUS$	Total Non-Current ThUS$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	6,756	—	6,756	—	—	205,495	—	—	205,495
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	2,160	—	2,160	—	—	—	—	69,667	69,667
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,368	—	1,368	—	—	—	—	34,280	34,280
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Single 24296	USA	US$	4.67%	4.25%	Upon expiration	No	—	403,244	403,244	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H (1)	Chile	UF	7.17%	6.20%	Biannual	No	—	9,313	9,313	8,724	8,725	8,725	7,556	—	33,730
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M (1)	Chile	UF	4.85%	4.75%	Biannual	No	—	38,608	38,608	38,131	38,130	38,130	38,130	37,349	189,870
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,573	2,573	—	—	—	986,360	—	986,360
								Total			10,284	453,738	464,022	46,855	46,855	252,350	1,032,046	141,296	1,519,402

(1)Related to liabilities associated with covenants (See Note 35.4. Financial Restrictions, item 2. Financial Covenants), which amount to ThUS$137,681 as of December 31, 2025, ThUS$163,308 as of December 31, 2024, and ThUS$223,600, as of January 1, 2024.

-	Secured liabilities

As of December 31, 2025, December 31, 2024, and January 1, 2024, there were no secured bonds.

Fair value measurement and hierarchy

The fair value of the current and non-current secured and unsecured liabilities as of December 31, 2025 was ThUS$1,589,519 (ThUS$1,592,018 and ThUS$2,067,396 as of December 31, 2024, and January 1, 2024, respectively). These liabilities have been categorized as Level 2 (see Note 4.h). It is important to note that these financial liabilities are measured at amortized cost (see Note 4.g.4).

20.3 Hedged debt

As of December 31, 2025, ThUS$0 (ThUS$0 and ThUS$1,294,000 as of December 31, 2024, and January 1, 2024, respectively) of the Group's debt in U.S. dollars was related to hedging a portion of the revenues of the subsidiary Enel Generación Chile, which were directly linked to the evolution of the U.S. dollar (see Note 4.g.5).

The movement as of December 31, 2025, December 31, 2024, and January 1, 2024, in the cash flow hedge reserves, net of tax and minority interests, due to the exchange rate differences of this debt has been as follows:

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (income hedge) at the beginning of the year net	-	(389,604)	(366,510)
Foreign currency translation differences recorded in equity, net	-	(43,577)	(79,818)
Allocation of foreign currency exchange differences to profit or loss, net (i)	-	433,181	56,724
Balance in hedging reserves (income hedge) at the end of the year net	-	-	(389,604)

(i)

As of the 2024 year‑end, and considering the change in the functional currency of Enel Generación Chile effective January 1, 2025, these accounting hedges lost their effectiveness and, therefore, due to the change in the risk management objective, they were prospectively discontinued. As of December 31, 2024, the cumulative amount in the corresponding cash flow hedging reserves, where financial liabilities were defined as hedging instruments, amounted to ThUS$552,615, before taxes and minority interests (See Notes 23.2(a) and 28.1).

20.4 Other information

As of December 31, 2025, the Group has unconditional long-term credit lines available amounting to ThUS$690,000 (ThUS$690,000 and ThUS$540,000 as of December 31, 2024 and January 1, 2024, respectively), of which ThUS$340,000 are available with related parties (ThUS$340,000 and ThUS$490,000 as of December 31, 2024, and,  January 1, 2024, respectively) and ThUS$350,000 are available with third parties (ThUS$350,000 and ThUS$50,000 as of December 31, 2024 and January 1, 2024, respectively).

20.5 Future undiscounted debt flows.

The following tables are the estimates of undiscounted flows by type of financial debt:

a)	Summary of secured and unsecured bank borrowings

			12-31-2025									12-31-2024									01-01-2024
			Current			Non-Current						Current			Non-Current						Current			Non-Current
			Maturity			Maturity						Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.00%	11,752	227,446	239,198	93,100	91,944	90,588	89,320	611,234	976,186	12,487	38,155	50,642	242,064	94,898	93,579	92,052	706,237	1,228,830	4,935	168,771	173,706	37,142	204,934	57,679	57,572	530,592	887,919
Chile	CLP	6.20%	6	—	6	—	—	—	—	—	—	-	—	-	—	—	—	—	—	—	-	—	-	—	—	—	—	—	—
Total			11,758	227,446	239,204	93,100	91,944	90,588	89,320	611,234	976,186	12,487	38,155	50,642	242,064	94,898	93,579	92,052	706,237	1,228,830	4,935	168,771	173,706	37,142	204,934	57,679	57,572	530,592	887,919

b)	Summary of guaranteed and unsecured bonds

			12-31-2025									12-31-2024									01-01-2024
						Non-Current						Current			Non-Current						Current			Non-Current
			Maturity			Maturity						Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.59%	24,826	49,625	74,451	265,335	1,030,818	8,586	8,586	363,414	1,676,739	21,060	53,391	74,451	74,451	265,335	1,030,818	8,586	371,999	1,751,189	22,859	456,802	479,661	74,451	74,451	265,335	1,030,818	380,586	1,825,641
Chile	UF	4.97%	2,347	55,372	57,719	55,230	54,814	41,206	-	-	151,250	2,607	50,396	53,003	50,811	48,619	48,253	36,274	-	183,957	3,462	56,624	60,086	57,664	55,279	52,894	52,496	39,464	257,797
Total			27,173	104,997	132,170	320,565	1,085,632	49,792	8,586	363,414	1,827,989	23,667	103,787	127,454	125,262	313,954	1,079,071	44,860	371,999	1,935,146	26,321	513,426	539,747	132,115	129,730	318,229	1,083,314	420,050	2,083,438